GENERAL	12 Months Ended
Dec. 31, 2018
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

Attunity Ltd. (the "Company" or "Attunity") develops, markets, sells and supports integration and Big Data management software solutions that enable availability, delivery and management of data across heterogeneous enterprise platforms, organizations, and the cloud. In addition, the Company provides maintenance, consulting and training for its products.

The Company has wholly-owned subsidiaries mainly in the United States, United Kingdom, Hong-Kong and Israel. The Company's subsidiaries are engaged primarily in sales, marketing customer service and consulting.

On February 21, 2019, Attunity entered into an Agreement and Plan of Merger (the “Merger Agreement”) with QlikTech International AB, a company organized under the laws of the State of Sweden (“Parent”), Joffiger Ltd., a company organized under the laws of the State of Israel and a wholly‑owned subsidiary of Parent (“Merger Sub”), and, solely for purposes of certain specified provisions of the Merger Agreement, Project Alpha Intermediate Holding, Inc., a Delaware corporation (“Ultimate Parent”) and Qlik Technologies, Inc., a Delaware corporation (“Qlik Technologies”), under which Parent will acquire Attunity. For further discussion regarding the Merger Agreement see note 12.